UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/31/2009

Item 1. Reports to Stockholders.

July 31, 2009

OPPENHEIMER
LIMITED TERM
CALIFORNIA
MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

L I M I T E D T E R M July 31, 2009 Oppenheimer Limited Term Management Commentaries California Municipal and Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” — Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	19.5%
Special Tax	13.7
Single Family Housing	13.1
Hospital/Health Care	7.0
General Obligation	5.7
Multifamily Housing	5.4
Tax Increment Financing (TIF)	3.9
Resource Recovery	3.7
Municipal Leases	3.6
Marine/Aviation Facilities	3.4
Portfolio holdings are subject to change. Percentages are as of July 31, 2009, and are based on total assets.

Credit Allocation

AAA	4.5%
AA	17.8
A	25.0
BBB	47.8
BB or lower	4.9
Allocations are subject to change. Percentages are as of July 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 20.93% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. The 12-month period ended July 31, 2009, will long be remembered for the credit market’s volatility and illiquidity in its early months and for the recovery in municipal bond prices that began in the waning weeks of 2008. The mid-period turnaround for the net asset value (NAV) of Oppenheimer Limited Term California Municipal Fund’s Class A shares helped the Fund produce a positive total return this reporting period. The 1-year total return for Class A shares was 0.51% at NAV and –3.01% at the maximum offering price (or with sales charge). As of July 31, 2009, the Fund’s Class A shares provided the highest level of tax-free income among its peer funds, according to Lipper Inc., and more income on a tax-equivalent basis than many corporate fixed-income alternatives. As of July 31, 2009, the distribution yield for the Fund’s Class A shares was 4.69% at NAV.1
     In all, the Fund distributed 15.0 cents per Class A share this reporting period, including a small amount of taxable income. The monthly dividend rate held steady at 1.25 cents per share. At the end of this reporting period, the Fund had 770 holdings and an average credit quality of A-minus. Despite the broad turmoil in the municipal market, the default rate for bonds in the portfolio remained within expectations throughout this reporting period. As of July 31, 2009, bonds representing 99.8% of the market value of the Fund’s total assets were current with their scheduled interest payments.
     As the charts on pages 22 to 24 show, the Fund’s total returns were negative this reporting period, which was characterized at times by sharp declines in equity and credit markets, heightened investor concern about risk, and widening credit spreads. Credit spread widening is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Because our approach to fund management involves creating broad portfolios with holdings from across the full credit spectrum, this Fund’s performance can be undercut by prolonged cycles of credit spread widening. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. While we believe that this latest cycle of spread widening has run its course, this Fund continues to feel its impact. We still believe that our Fund’s investments offer structural advantages over the long term, and we encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.

1.	Falling share prices artificially increase yields.
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     The Fund’s largest category this reporting period consisted of bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 19.5% of Fund total assets.2
     The sector typically offers high-yielding securities, many of which are prone to price volatility. Widening credit spreads and other market factors (like supply and demand) typically contribute to this volatility.3 S&P and Fitch each revised their assessments of this sector during this reporting period, but we do not believe that the prices of “tobacco bonds” were affected consequentially.
     In the latter half of this reporting period, media reports focused on two tobacco-related developments: the April 1 increase in cigarette taxes and the President’s signature on the Family Smoking Prevention and Tobacco Control Act, which put the Food and Drug Administration in charge of regulating the making and marketing of cigarettes and other tobacco products.
     We do not agree with the analysts who opined that these developments represent new threats to the MSA or the bonds backed by MSA payments. Nor are we concerned about the long-term viability of the MSA. Here’s why: First, consumption trends over the years have largely tracked the forecasts that were built into MSA-backed bonds, and this has been true even as the cost of a pack of cigarettes has steadily risen. There is little reason to believe that the new tax will significantly alter consumers’ smoking habits. Second, putting the FDA in charge of tobacco regulation was strongly advocated by Philip Morris, the country’s leading cigarette manufacturer. We think it unlikely that the company would have backed a plan that it thought would hurt its industry. Further, the company is not alone in believing that smaller companies will have a harder time complying with new regulations and will thus cede share to the market’s leading players. This, in turn, should improve MSA revenues and encourage early redemptions of existing bonds.

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

3.	Spreads are described as widening when the yield difference between high-rated securities and lower-rated ones increases, causing the prices for BBB-rated, lower-rated and unrated securities to fall more or rise less than the prices of securities with higher-quality ratings.
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     We continue to believe that the carefully researched tobacco bonds this Fund owns remain fundamentally sound. As they always have, the tobacco bonds this Fund held during this reporting period made all scheduled interest payments in a timely manner. Thus, these bonds helped the Fund provide significant yield advantages to shareholders.
     The national and California housing markets remained challenging this reporting period and, as a result, the single-family and multifamily housing sectors continued to be volatile. Higher-grade housing bonds were generally better investments than lower-grade ones, but neither contributed positively to the Fund’s total return this reporting period. The securities held by this Fund continued to provide high levels of tax-free income and, we believe, long-term investors should ultimately benefit from this Fund’s carefully selected holdings in these housing sectors. As of July 31, 2009, bonds in the single-family and multifamily housing sectors represented 13.1% and 5.4% of the Fund’s total assets, respectively.
     Also this reporting period, the Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 13.7% and 2.3% of the Fund’s total assets, respectively. The Fund’s land development holdings typically offer attractive yields, which in turn can help the Fund generate high levels of tax-free income, as we have seen this reporting period. Short-term performance in these sectors faltered this reporting period, to the detriment of the Fund.
     In our opinion, these bonds have several appealing characteristics: their credit ratings typically improve over time, the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. These characteristics give us confidence that most dirt bonds represent good values for our long-time shareholders.
     As of July 31, 2009, the Fund was invested in the hospital/health care sector (7.0% of the Fund’s total assets) and in the gas, electric and water utilities sectors, representing 2.7%, 2.3% and 1.9% of the Fund’s total assets, respectively. Our holdings in these sectors consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The overall fundamentals in these sectors remained stable this reporting period, but widening credit spreads during the first half of the reporting period were detrimental to 12-month performance. Since the beginning of calendar year 2009, these sectors have posted positive results.
     Securities issued in the Commonwealth of Puerto Rico represented 7.2% of the Fund’s net assets on July 31, 2009. Most of the Fund’s investments involve “creatures of the state”—that is, securities that are supported by taxes and designed to help finance electric utilities,
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

highways and education. Facing a $3.2 billion budget deficit, Gov. Luis Fortuño signed legislation early this reporting period allowing the Commonwealth to subsidize its operating expenses with money borrowed from its financing arm, the Government Development Bank for Puerto Rico (the GDB). The deficit grew to an estimated $3.4 billion by March 2009 and, one month later, the GDB said that it would offer as much as $4 billion of the proposed new sales-tax bonds. This increase, by the way, represented a clear signal as to the renewed strength of the credit markets, which were deemed to have the capacity for this larger new issuance.
     The credit rating agencies continued to view the Commonwealth favorably. When the Puerto Rico Sales Tax Financing Corporation came to market with $3.5 billion in new debt in late June, it was rated A-plus by Standard & Poor’s, A2 by Moody’s Investors Service and A by Fitch Ratings. Existing sales-tax debt had received an upgrade earlier in the period. Additionally, the Commonwealth, its agencies and the GDB retained their investment-grade ratings from S&P and Moody’s this reporting period. (Fitch does not directly rate Puerto Rico’s general obligation debt.)
     During the first quarter of 2009, the Fund invested in long-term government appropriation bonds issued by the Commonwealth. These insured bonds are secured by a letter of credit from the GDB and have a mandatory “put” at par in 2012. We believe that investors should benefit over the next few years because the “put” gives the bond a short effective maturity, the letter of credit renders this security investment grade, and declining prices in the municipal bond market have pushed the yield to 6.75%, a level largely associated with high-yield bonds. Additionally, the bond agreement stipulates that the coupon will increase to 8.00%, from 5.25%, if the tendered bonds are not purchased by another investor. To us, this bond illustrates the degree to which a professional investment team can use its expertise to identify and develop market opportunities that may be difficult for individual investors to perceive or attain.
     We remain confident in the Commonwealth’s ability to collect taxes and make its bond payments and believe that Gov. Fortuño, a fiscal conservative, is correctly focused on reducing government spending, eliminating the deficit by fiscal 2013 and growing the island’s economy. At $7.7 billion, the proposed budget for fiscal year 2010 is $1.8 billion smaller than the current budget, a sign that the governor is willing to take harsh steps in the name of fiscal responsibility.
     The Fund’s holdings include securities insured by Ambac Assurance Corporation, which lost its investment-grade status when it was re-assessed by S&P and Moody’s late in this reporting period. The downgrades reflected the credit rating agencies’ concerns that poli-cyholder’s surplus at Ambac—that is, the amount by which assets exceed liabilities—could
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
limit Ambac’s ability to pay claims should an underlying bond miss a scheduled payment of interest or principal. Most of the underlying bonds of our Ambac-insured holdings have investment-grade ratings or have been deemed to be investment-grade equivalents by our in-house credit team. We remain confident that these bonds should exhibit the same credit qualities as similar investment-grade securities. As of July 31, 2009, 8.89% of the Fund’s total assets were insured by Ambac. Typically, when an insurer is downgraded, the market for its bonds becomes more limited; funds that can only hold investment-grade securities may be required to sell their holdings. At OppenheimerFunds/Rochester, we continue to believe that insured bonds can play a vital role in creating shareholder value over the long term.
     During this reporting period, the Fund remained invested in municipal inverse-floating-rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they often face greater price volatility, too. When the short-term market faced unprecedented turmoil in the first half of this reporting period, the income that muni funds across the industry earned from this type of security was diminished. We continue to believe that “inverse floaters” belong in our fund portfolios because they produce attractive yields under most market conditions. Additionally, the Fund’s line of credit increased partway through this reporting period. The Fund used its line of credit at times to avoid having to sell tax-free assets at lower-than-acceptable prices. The Fund also used it opportunistically to buy yield-enhancing securities.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2009. For all share classes, performance is measured from the Fund’s inception on February 25, 2004. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. See page 25 for further information.
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. See page 25 for further information.
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire
6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,088.90	$9.15
Class B	1,000.00	1,081.20	14.65
Class C	1,000.00	1,081.20	13.40

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.07	8.84
Class B	1,000.00	1,010.81	14.16
Class C	1,000.00	1,012.00	12.95
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.76%
Class B	2.82
Class C	2.58
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS July 31, 2009

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Municipal Bonds and Notes—105.2%
California—97.5%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.700%	09/01/2012	09/01/2012		$91,144
695,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	05/24/2018	A	635,598
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	07/12/2023	A	182,620
25,000	Alameda, CA Public Financing Authority (West End Community)[1]	6.800	04/01/2016	10/01/2009	B	25,313
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	04/02/2024	A	21,645
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	01/01/2011	B	561,787
40,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	12/07/2012	C	40,760
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	04/02/2017	A	13,284
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		13,008
25,000	Azusa, CA COP[1]	5.750	08/01/2020	08/01/2009	B	25,394
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	B	30,632
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	10/15/2022	A	39,015
15,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.100	09/02/2015	09/02/2009	B	14,910
5,000	Banning, CA Improvement Bond Act 1915[1]	8.400	09/02/2010	09/02/2009	B	5,162
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/10/2033	A	17,985
130,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	07/01/2018	A	120,723
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	04/01/2030	A	45,279
30,000	Belmont, CA Redevel. Agency (Los Costano Community Devel.)[1]	5.500	08/01/2016	08/01/2009	B	30,014
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/29/2032	A	37,798
145,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/21/2022	A	108,691
80,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	07/06/2014	A	79,773
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875	09/02/2020	03/30/2019	A	26,860
205,000	Brisbane, CA Public Financing Authority[1]	6.000	05/01/2026	07/25/2023	A	168,721
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125	09/01/2033	10/15/2031	A	27,434
F1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200%		12/01/2023	06/24/2022	A	$197,298
25,000	Burbank, CA Public Service Dept.[1]	5.125		06/01/2016	12/01/2009	B	25,195
280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100		02/15/2025	02/15/2010	B	280,263
2,100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	B	2,107,014
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	08/01/2010	A	4,892
10,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.750		08/15/2014	08/15/2009	B	10,014
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	09/01/2009	B	20,008
10,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	6.000		08/15/2020	08/15/2009	B	10,009
150,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	5.850		10/01/2027	09/17/2023	A	125,709
55,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	6.100		10/01/2017	02/22/2014	A	53,330
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)[1]	5.125		07/01/2013	07/01/2010	B	25,113
85,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	11/01/2009	B	85,139
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	02/16/2017	A	24,695
725,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	08/15/2009	B	727,175
65,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	12/15/2009	B	66,106
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/01/2029	A	64,844
8,850,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	03/18/2015	A	833,936
1,810,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2021	03/15/2014	C	1,288,720
1,240,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2028	09/12/2018	A	773,983
285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	06/01/2011	A	215,987
1,825,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	11/23/2011	A	1,459,617
25,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2014	A	20,738
F2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%		06/01/2035	03/28/2017	A	$199,303
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	A	187,370
750,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	A	607,680
665,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/01/2018	A	465,294
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	01/01/2020	A	298,223
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	09/09/2028	A	252,948
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[2]	06/01/2050	01/02/2026	A	810,925
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	06/11/2017	A	35,975
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	09/09/2024	A	83,671
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	12/01/2009	B	60,003
3,395,000	CA Dept. of Veterans Affairs Home Purchase	5.450		12/01/2019	12/01/2009	B	3,468,638
25,000	CA Dept. of Water Resources (Center Valley)[1]	5.000		12/01/2029	12/01/2009	B	25,010
515,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	01/01/2010	B	515,464
20,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	01/01/2010	B	20,068
25,000	CA East Side Union High School District[1]	5.250		09/01/2025	09/01/2009	B	25,074
45,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	04/01/2017		41,027
25,000	CA Educational Facilities Authority (California College of Arts and Crafts)[1]	5.875		06/01/2030	07/11/2028	A	19,329
5,000	CA Educational Facilities Authority (College and University Financing)[1]	6.250		06/01/2018	12/01/2009	B	5,004
60,000	CA Educational Facilities Authority (Dominican University of California/Harvey Mudd College Obligated Group)[1]	5.500		03/01/2011	09/01/2009	B	60,145
15,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	10/12/2013	A	11,057
50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125		01/01/2031	01/01/2010	B	50,005
35,000	CA Educational Facilities Authority (University of Southern California)[1]	5.000		10/01/2028	10/01/2010	B	35,390
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100		11/01/2033	12/17/2031	A	261,521
F3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$60,000	CA GO1	4.800%	08/01/2014	08/01/2009	B	$60,091
25,000	CA GO1	5.000	06/01/2017	12/01/2009	B	25,025
5,000	CA GO1	5.000	06/01/2019	06/01/2011	B	5,070
25,000	CA GO1	5.000	06/01/2019	12/02/2009	B	25,015
5,000	CA GO1	5.000	02/01/2021	02/01/2010	B	5,002
100,000	CA GO1	5.000	11/01/2022	11/01/2009	B	100,065
75,000	CA GO1	5.000	10/01/2023	10/01/2023		75,009
10,000	CA GO1	5.000	10/01/2023	10/01/2023		10,001
45,000	CA GO1	5.000	02/01/2025	06/13/2024	A	44,999
10,000	CA GO1	5.000	02/01/2025	06/13/2024	A	9,978
60,000	CA GO1	5.100	03/01/2010	09/01/2009	B	60,197
25,000	CA GO1	5.125	10/01/2027	10/01/2027		24,998
25,000	CA GO1	5.150	12/01/2013	12/01/2009	B	25,015
15,000	CA GO1	5.200	06/01/2010	12/01/2009	B	15,195
105,000	CA GO1	5.250	06/01/2011	12/01/2009	B	106,251
25,000	CA GO1	5.250	10/01/2013	10/01/2009	B	25,112
20,000	CA GO1	5.250	06/01/2016	12/01/2009	B	20,117
25,000	CA GO1	5.250	04/01/2018	10/01/2009	B	25,025
10,000	CA GO1	5.250	04/01/2019	10/01/2009	B	10,008
10,000	CA GO1	5.250	04/01/2021	10/02/2009	B	10,005
160,000	CA GO1	5.250	06/01/2021	12/01/2009	B	160,363
10,000	CA GO1	5.250	02/01/2029	08/06/2028	A	9,904
10,000	CA GO1	5.250	02/01/2030	02/01/2030		9,840
15,000	CA GO1	5.300	09/01/2011	09/01/2009	B	15,045
15,000	CA GO1	5.350	12/01/2013	04/27/2011	B	15,254
15,000	CA GO1	5.375	06/01/2026	12/01/2009	B	15,017
15,000	CA GO1	5.500	03/01/2010	09/01/2009	B	15,054
100,000	CA GO1	5.500	06/01/2010	12/01/2009	B	100,352
15,000	CA GO1	5.500	06/01/2013	12/01/2009	B	15,038
50,000	CA GO1	5.500	06/01/2014	12/02/2009	B	50,107
55,000	CA GO1	5.500	04/01/2015	10/01/2009	B	55,211
30,000	CA GO1	5.500	04/01/2019	10/01/2009	B	30,066
15,000	CA GO1	5.500	03/01/2020	09/01/2009	B	15,011
25,000	CA GO1	5.500	03/01/2020	09/01/2009	B	25,018
20,000	CA GO1	5.500	10/01/2022	10/01/2009	B	20,025
5,000	CA GO1	5.600	09/01/2021	09/01/2009	B	5,004
70,000	CA GO1	5.625	10/01/2021	10/01/2009	B	70,118
130,000	CA GO1	5.625	10/01/2023	10/01/2009	B	130,173
10,000	CA GO1	5.625	09/01/2024	09/01/2009	B	10,006
15,000	CA GO1	5.625	10/01/2026	10/01/2009	B	15,013
75,000	CA GO1	5.750	03/01/2010	09/01/2009	B	75,287
5,000	CA GO1	5.750	03/01/2012	09/01/2009	B	5,015
F4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$35,000	CA GO1	5.750%	03/01/2015	09/01/2009	B	$35,074
35,000	CA GO1	5.750	11/01/2017	11/01/2009	B	35,166
4,780,000	CA GO1	5.750	11/01/2017	11/01/2009	B	4,802,705
25,000	CA GO1	5.800	06/01/2013	12/01/2009	B	25,069
230,000	CA GO1	5.900	04/01/2023	10/01/2009	B	230,403
1,410,000	CA GO1	5.900	04/01/2023	10/01/2009	B	1,412,468
75,000	CA GO1	5.900	03/01/2025	09/01/2009	B	75,053
20,000	CA GO1	6.000	08/01/2010	08/01/2009	B	20,465
10,000	CA GO1	6.000	05/01/2011	11/01/2009	B	10,107
25,000	CA GO1	6.000	05/01/2012	11/01/2009	B	25,240
15,000	CA GO1	6.000	10/01/2014	10/01/2009	B	15,074
20,000	CA GO1	6.000	08/01/2015	08/01/2009	B	20,270
20,000	CA GO1	6.000	05/01/2018	11/01/2009	B	20,095
5,000	CA GO1	6.000	08/01/2019	08/01/2009	B	5,043
40,000	CA GO1	6.000	10/01/2021	10/01/2009	B	40,088
85,000	CA GO1	6.000	08/01/2024	08/01/2009	B	85,468
605,000	CA GO1	6.250	10/01/2019	10/01/2009	B	606,906
45,000	CA GO1	6.250	10/01/2019	10/01/2009	B	45,142
295,000	CA GO (Safe Drinking Water)[1]	8.250	09/01/2010	09/01/2009	B	296,658
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	06/01/2020		22,730
19,465,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	03/14/2014	A	16,349,432
500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2018	06/01/2018		470,635
5,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000	07/01/2011	01/01/2010	B	5,008
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000	07/01/2021	10/24/2019	A	142,695
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	01/06/2020	A	157,051
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	01/06/2020	A	29,447
155,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000	07/01/2013	01/01/2010	B	155,302
60,000	CA Health Facilities Financing Authority (Community Program)[1]	7.200	01/01/2012	08/01/2009	B	60,267
45,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750	05/15/2015	08/04/2012	A	35,353
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000	09/01/2019	09/01/2009	B	50,040
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	12/01/2009	B	10,005
F5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400%		05/01/2028	11/01/2009	B	$2,016,380
60,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125		11/01/2012	12/01/2009	B	60,077
20,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800		12/01/2018	12/01/2009	B	20,008
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500		10/01/2013	10/01/2009	B	30,051
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250		06/01/2023	06/14/2017	A	37,807
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100		01/01/2024	02/09/2022	A	46,241
5,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.000		08/15/2017	08/15/2009	B	5,005
135,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125		08/15/2022	08/15/2009	B	135,055
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	08/15/2010	B	30,052
30,000	CA HFA	8.037	[2]	08/01/2015	04/14/2011	A	18,230
100,000	CA HFA	8.242	[2]	02/01/2015	02/11/2011	A	65,299
6,325,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	01/25/2012	A	6,130,443
5,910,000	CA HFA (Home Mtg.)[4]	5.500		02/01/2042	01/01/2012	C	5,836,382
4,460,000	CA HFA (Home Mtg.)[1]	5.500		02/01/2042	01/01/2012	A	4,404,116
12,820,000	CA HFA (Home Mtg.)[1]	5.500		08/01/2042	09/01/2012	A	12,556,293
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	A	49,466
40,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	B	40,255
2,040,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	B	2,052,995
445,000	CA HFA (Multifamily Hsg.)[1]	5.450		08/01/2028	04/13/2024	A	445,045
85,000	CA HFA (Multifamily Hsg.)[1]	5.850		02/01/2010	08/01/2009	B	85,169
630,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	08/01/2009	B	630,189
390,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2016	08/01/2009	B	390,421
130,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2027	08/01/2009	B	130,092
25,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2038	08/01/2009	B	25,005
2,360,000	CA HFA (Multifamily Hsg.)[1]	6.150		08/01/2022	08/01/2009	B	2,362,006
40,000	CA HFA (Multifamily Hsg.), Series B1	5.850		08/01/2010	08/01/2009	B	40,072
10,000	CA HFA (Single Family Mtg.), Series A1	5.300		08/01/2018	02/01/2010	B	10,164
2,250,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2015	04/25/2014	A	2,163,960
1,245,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.350	[2]	12/01/2019	12/01/2019		144,408
F6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$1,320,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.400%[2]		12/01/2020	12/01/2020		$131,987
3,235,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.420	[2]	12/01/2021	12/01/2021		288,691
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375		07/01/2022	02/23/2020	A	11,435
1,285,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000		06/01/2021	06/23/2013	A	1,125,429
235,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250		11/01/2019	10/03/2015	A	214,064
65,000	CA Loan Purchasing Finance Authority[1]	5.600		10/01/2014	10/01/2009	B	65,218
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000		07/01/2022	01/01/2010	B	38,019
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750		05/01/2024	05/01/2024		8,378
25,000	CA Padre Dam Municipal Water District COP[1]	5.500		10/01/2016	10/01/2009	B	25,014
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300		12/01/2017	06/24/2016	A	24,651
240,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500		12/01/2024	07/27/2022	A	159,439
220,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	12/01/2009	B	220,046
825,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	12/01/2009	B	825,173
190,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	12/01/2009	B	190,040
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550		09/01/2031	09/01/2031		17,512
435,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500		12/01/2026	12/01/2026		424,060
6,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[1]	6.750		12/01/2027	12/01/2010	D	6,179,760
125,000	CA Public Works[1]	5.250		12/01/2013	12/01/2009	B	125,313
140,000	CA Public Works (California Community College)[1]	5.375		03/01/2011	09/01/2009	B	140,343
45,000	CA Public Works (California Science Center)[1]	5.250		10/01/2017	10/01/2009	B	45,037
25,000	CA Public Works (Dept. of Corrections)[1]	5.000		09/01/2021	02/28/2021	A	24,148
145,000	CA Public Works (Dept. of Food and Agriculture)[1]	5.400		06/01/2013	12/01/2009	B	145,245
160,000	CA Public Works (State Universities)[1]	5.250		12/01/2013	12/01/2009	B	160,454
F7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$1,045,000	CA Public Works (State Universities)[1]	5.500%	12/01/2018	12/01/2009	B	$1,046,191
100,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	09/01/2009	B	100,170
25,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2014	09/01/2009	B	25,068
20,000	CA Public Works (Various Community Colleges)[1]	5.500	09/01/2011	09/01/2009	B	20,047
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	10/01/2009	B	50,078
350,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2011	03/01/2010	B	350,928
3,325,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2009	B	3,328,392
1,030,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2009	B	1,031,051
860,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	09/01/2009	B	862,382
25,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	12/19/2017	A	25,020
50,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	11/09/2020	A	49,472
10,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	09/01/2009	B	10,029
5,000	CA Resource Efficiency Financing Authority COP[1]	5.500	04/01/2017	10/01/2009	B	5,016
80,000	CA River Highlands Community Services District[1]	7.750	09/02/2020	09/02/2009	B	80,014
15,000	CA River Highlands Community Services District[1]	8.125	09/02/2020	09/02/2009	B	15,003
995,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.700	02/01/2033	05/14/2029	A	938,205
5,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	7.500	08/01/2027	08/01/2012	C	5,104
170,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	10/01/2009	C	173,958
80,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000	09/01/2029	03/01/2010	C	81,538
40,000	CA Sierra View Local Health Care District[1]	5.250	07/01/2018	02/23/2016	A	39,997
2,000,000	CA Sierra View Local Health Care District[1]	5.400	07/01/2022	01/23/2021	A	1,940,240
25,000	CA Statewide CDA[1]	6.625	09/01/2027	10/16/2025	A	21,624
10,000	CA Statewide CDA[1]	7.000	07/01/2022	06/29/2015	A	9,539
90,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300	07/01/2018	07/01/2010	B	90,523
105,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375	10/01/2013	10/01/2009	B	105,140
F8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$2,000,000	CA Statewide CDA (Citrus Valley Health Partners/Citrus Valley Medical Center/ Foothill Hospital Obligated Group) COP[1]	5.500%		04/01/2013	04/01/2010	B	$2,011,320
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2016	B	533,100
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	12/01/2009	B	436,375
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	07/27/2036	A	34,493
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	10/18/2012	A	220,728
5,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	09/20/2014	B	5,256
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2027		29,293
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	12/19/2023	A	206,905
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2021		50,445
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2023		44,420
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/26/2029	A	106,565
430,000	CA Statewide CDA (Rio Bravo)[5]	6.500		12/01/2018	02/19/2014	A	342,134
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2015	B	584,478
25,000	CA Statewide CDA Community Facilities District[1]	6.350		09/01/2021	09/01/2021		21,297
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	05/06/2016	A	4,597
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	05/07/2021	A	41,596
820,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/04/2011	C	707,119
1,220,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	07/30/2010	C	1,052,055
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	10/01/2017	C	173,585
45,000	CA Valley Health System COP	6.875		05/15/2023	05/15/2011	C	24,741
65,000	CA Valley Health System, Series A	6.500		05/15/2025	05/21/2021	A	35,737
15,000	CA Valley Health System, Series A	6.500		05/15/2025	05/21/2021	A	8,247
100,000	CA Veterans GO1	4.700		12/01/2012	12/01/2009	B	100,078
180,000	CA Veterans GO1	5.300		12/01/2029	04/28/2026	A	160,756
2,000,000	CA Veterans GO, Series BH1	5.400		12/01/2014	12/01/2009	B	2,005,520
85,000	CA Veterans GO, Series BP1	5.500		12/01/2026	10/01/2021	A	81,155
90,000	CA Veterans GO, Series BX1	5.000		12/01/2014	12/01/2009	B	90,149
10,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2011	12/01/2009	B	10,034
25,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2014	12/01/2009	B	25,060
50,000	CA Water Resource Devel. GO, Series Q1	5.000		03/01/2016	09/01/2009	B	50,063
35,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	09/01/2014		27,489
10,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	3.750		09/01/2010	09/01/2010		9,437
F9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$65,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.000%	09/01/2011	09/01/2011		$57,746
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.650	09/01/2014	09/01/2014		19,298
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000	09/01/2024	06/21/2021	A	71,026
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	03/23/2029	A	27,086
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	06/06/2018	A	78,139
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	04/30/2027	A	27,106
210,000	CA William S. Hart Union School District[1]	6.000	09/01/2027	04/13/2026	A	186,371
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750	09/01/2028	06/18/2025	A	7,845
45,000	California City, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2015	08/01/2009	B	45,013
50,000	Calleguas-Las Virgines, CA Public Financing Authority Municipal Water District[1]	5.000	11/01/2023	11/01/2010	B	50,255
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	09/02/2009	B	25,769
60,000	Camrosa, CA Water District[1]	5.500	01/15/2011	01/15/2010	B	60,141
20,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2009	B	20,244
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	12/01/2009	B	40,048
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	10/06/2021	A	68,086
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	08/29/2022	A	63,132
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	10/15/2023	A	110,162
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	09/17/2021	A	26,827
25,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2017	12/01/2009	B	25,008
125,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2022	12/01/2009	B	125,024
100,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	04/22/2017	A	95,404
70,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	10/01/2009	B	70,234
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	10/01/2009	B	2,756,958
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	A	58,322
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.625	09/01/2023	09/25/2022	A	43,848
F10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.700%	09/01/2030	01/09/2028	A	$41,812
20,000	Central CA Unified School District	5.625	03/01/2018	09/01/2009	B	20,069
50,000	Central Contra Costa, CA Sanitation District[1]	5.000	09/01/2022	09/01/2011	B	51,552
150,000	Central Valley, CA Financing Authority Cogeneration Project (Carson Ice)[1]	5.200	07/01/2020	01/04/2020	A	149,994
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		34,944
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2012	09/02/2012		94,550
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2013		98,453
30,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.500	09/02/2016	05/19/2014	C	30,904
5,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.600	09/02/2021	10/25/2019	A	5,012
100,000	Chino Hills, CA Special Tax Community Facilities District No. 10[1]	6.400	09/01/2014	09/01/2014		99,077
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	A	43,746
25,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700	09/02/2027	12/06/2024	A	22,749
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2013	B	55,098
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2021		14,766
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000	09/02/2015	10/22/2013	C	10,240
60,000	Chula Vista, CA Special Tax[1]	7.625	09/01/2029	09/01/2009	B	61,559
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	10/14/2016	A	22,532
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/17/2030	A	128,028
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	12/01/2009	B	50,435
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	04/28/2019	A	40,097
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/23/2032	A	15,978
40,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)[1]	5.250	08/01/2019	08/01/2009	B	40,042
20,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	A	19,459
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	12/01/2009	B	25,036
F11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$100,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.400%	09/01/2011	09/01/2009	B	$100,220
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	09/01/2009	B	25,022
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/09/2030	A	10,932
85,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	09/01/2009	B	85,088
20,000	Costa Mesa, CA COP[1]	5.750	12/01/2012	12/01/2012		19,894
55,000	Crescent City, CA Public Financing Authority[1]	7.750	09/15/2012	09/15/2009	B	55,072
35,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2014	06/27/2012	C	35,951
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	A	16,565
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	05/11/2021	A	18,644
20,000	Davis, CA Public Facilities Financing Authority (Local Agency)[1]	5.750	09/01/2029	09/01/2009	B	20,018
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/13/2027	A	7,964
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	06/23/2017	A	36,278
35,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	10/13/2017	A	30,721
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	05/04/2017	A	460,891
200,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	11/01/2009	B	201,864
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	A	66,996
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	04/30/2032	A	46,248
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/24/2023	A	40,224
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		13,237
10,000	El Paso De Robles, CA Redevel. Agency Tax Allocation[1]	5.625	07/01/2021	08/06/2019	A	10,000
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	09/01/2009	B	25,046
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	08/27/2021	A	144,999
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	12/20/2013	A	18,882
25,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.200	09/02/2009	09/02/2009		25,049
5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	07/17/2015	C	5,128
F12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$15,000	Florin, CA Resource Conservation District COP[6]	6.000%	02/01/2029	04/03/2027	A	$12,044
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	09/02/2009	B	10,001
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	A	20,872
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/15/2017	A	21,853
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	08/22/2020	A	25,060
265,000	Fontana, CA Special Tax (Citrus)[1]	5.000	09/01/2020	09/01/2020		203,925
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	10/01/2009	B	10,007
25,000	Fowler, CA Public Financing Authority[1]	6.750	09/15/2023	12/07/2020	A	22,685
30,000	Fremont, CA Unified School District[1]	5.250	09/01/2016	09/01/2009	B	30,092
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	11/01/2009	B	25,217
25,000	Fresno, CA Water System, Series A1	5.000	06/01/2024	06/01/2010	B	25,031
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200	09/01/2032	11/15/2028	A	20,804
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/16/2022	A	72,343
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		8,669
25,000	Galt, CA Improvement Bond Act 1915[1]	8.450	09/02/2011	09/02/2009	C	24,527
165,000	Garden Grove, CA COP (Bahia Village/Emerald Isle)[1]	5.700	08/01/2023	08/01/2009	B	165,619
40,000	Garden Grove, CA Hsg. Authority (Rose Garden)[1]	6.375	07/01/2012	05/31/2011	A	38,435
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	09/16/2021	A	17,784
15,000	Greenfield, CA Redevel. Agency[1]	6.000	02/01/2029	02/01/2029		12,170
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.450	10/01/2017	10/01/2017		9,527
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.600	10/01/2019	10/01/2019		9,383
880,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.750	10/01/2025	11/15/2018	A	824,560
215,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	09/01/2009	B	215,189
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	09/01/2009	B	155,033
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	09/02/2009	B	44,997
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.000	06/01/2011	12/01/2009	B	50,095
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	12/01/2009	B	50,116
40,000	Healdsburg, CA Community Redevel. Agency (Sotoyome Community Devel.)[1]	5.250	12/01/2025	08/09/2023	A	36,783
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/01/2035		1,571,200
F13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125%	09/02/2022	11/13/2016	A	$9,678
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	07/06/2017	A	14,643
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	04/14/2026	A	16,741
25,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2022	12/15/2009	B	25,006
10,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2027	12/15/2009	B	10,006
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/04/2026	A	28,263
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2017		42,889
95,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	02/04/2020	A	94,991
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	11/28/2024	A	16,930
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	06/27/2024	A	16,978
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		769,770
15,900,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	04/01/2014	A	13,927,605
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	06/15/2023	A	138,750
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	11/21/2019	A	19,042
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	04/30/2022	A	28,295
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	A	19,845
100,000	Irvine, CA Unified School District Special Tax Community Facilities District No. 86-1[1]	5.500	11/01/2013	11/01/2009	B	100,344
30,000	Jefferson, CA Union High School District[1]	5.000	08/01/2024	08/01/2009	B	30,495
25,000	Jefferson, CA Union High School District[1]	5.125	08/01/2029	08/01/2009	B	25,427
50,000	Jurupa, CA Community Services District COP[1]	5.125	09/01/2013	10/07/2011	A	49,747
80,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 3[1]	5.875	09/01/2033	03/26/2029	A	64,143
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 5[1]	6.125	09/01/2032	08/26/2028	A	16,669
70,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2013	11/01/2009	B	70,199
50,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2015	11/01/2009	B	50,142
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	7.000	09/01/2021	05/16/2019	A	24,295
5,000	Kingsburg, CA Public Financing Authority[1]	7.800	09/15/2010	09/15/2009	B	5,009
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	09/15/2009	B	15,004
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	03/27/2013	A	29,465
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	10/13/2017	A	9,186
F14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750%	09/02/2023	08/18/2019	A	$45,276
1,800,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000	09/02/2030	10/18/2022	A	1,607,004
50,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	09/01/2009	B	50,073
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/17/2021	A	384,170
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/01/2024	A	829,322
125,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.500	09/01/2013	06/21/2022	A	122,120
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	06/21/2022	A	44,445
55,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	07/22/2013	A	52,515
20,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	09/02/2020	A	17,618
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2019		101,432
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2020		13,059
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2023		42,022
1,440,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2027	12/26/2025	A	1,163,880
1,075,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	03/21/2032	A	816,613
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	09/02/2021		8,709
15,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875	09/02/2017	01/30/2014	A	14,753
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		8,473
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/15/2026	A	49,256
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/23/2024	A	55,511
25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650	09/02/2016	06/07/2014	A	23,426
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	09/01/2012		9,868
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	09/16/2025	A	38,782
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2030	03/30/2029	A	12,487
50,000	Long Beach, CA Airport COP[1]	5.000	06/01/2016	12/01/2009	B	50,029
F15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$100,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000%	11/15/2011	11/15/2011		$99,751
1,600,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2012	11/15/2012		1,585,184
25,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	02/25/2023	A	21,823
35,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375	09/01/2023	11/02/2017	A	31,315
25,000	Long Beach, CA Unified School District[1]	5.250	08/01/2029	08/01/2009	B	25,028
1,000,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	5.500	09/01/2014	09/01/2009	B	1,003,250
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	09/01/2009	B	5,003
80,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	12/07/2017	A	79,700
10,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2015	01/01/2010	B	10,120
5,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	01/01/2010	B	5,002
25,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	07/01/2010	B	25,169
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	09/03/2018	A	90,806
25,000	Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public Parking)[1]	5.700	07/01/2020	07/01/2020		19,345
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	11/01/2009	B	40,011
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	12/01/2017		49,996
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	12/01/2018		49,181
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	12/01/2019		117,848
35,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	12/01/2020		34,475
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	12/01/2021		53,882
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	09/01/2009	B	25,022
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	08/15/2009	B	15,040
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	10/15/2009	B	10,025
70,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	10/01/2010	B	70,029
20,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	09/01/2009	B	20,026
30,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)[1]	7.700	06/20/2028	12/20/2009	B	30,056
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	10/01/2010	B	45,014
F16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$10,000	Los Angeles, CA Multifamily Hsg. (Palms Apartments)[1]	5.300%	07/01/2018	07/01/2010	B	$10,317
100,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	07/07/2022	A	96,359
15,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	08/13/2011	A	15,369
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	12/01/2009	B	75,065
15,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	08/01/2009	B	15,011
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	04/19/2021	A	22,432
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	04/25/2026	A	334,721
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/17/2029	A	37,218
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	09/01/2009	B	20,009
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	01/01/2010	B	10,005
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	02/01/2010	B	1,045,178
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	10/14/2024	A	20,938
125,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	12/01/2009	B	125,418
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	10/11/2016	A	8,938
20,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200	04/01/2013	10/01/2009	B	20,019
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	09/06/2034	A	7,896
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	02/08/2027	A	20,547
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100	06/15/2029	07/16/2023	A	16,671
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/27/2021	A	8,288
5,000	Monterey County, CA Hsg. Authority (Parkside Manor Apartments)[1]	6.000	01/01/2029	10/01/2010	C	4,126
10,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.500	03/01/2010	09/01/2009	B	10,063
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.500	03/01/2011	09/01/2009	B	30,254
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2012	09/01/2009	B	65,697
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2013	09/01/2009	B	50,642
F17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700%		03/01/2015	09/01/2009	B	$66,121
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700		03/01/2016	09/01/2009	B	20,390
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)[1]	7.000		05/15/2020	05/25/2016	A	9,680
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700		09/01/2027	09/12/2023	A	116,976
15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600		09/02/2011	09/02/2011		14,926
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500		08/01/2013	08/01/2009	B	350,399
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500		08/01/2021	05/12/2018	A	200,566
10,000	Murrieta County, CA Water District[1]	6.500		10/01/2015	10/01/2015		9,991
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700		12/01/2030	12/12/2021	A	25,994
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100		09/01/2034	09/23/2027	A	7,792
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300		09/01/2031	05/06/2029	A	16,350
700,000	Murrieta, CA Community Facilities District Special Tax (Bremerton)[1]	5.625		09/01/2034	01/13/2031	A	508,256
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500		09/01/2034	10/09/2032	A	74,556
55,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375		09/01/2031	01/08/2025	A	45,383
50,000	Murrieta, CA Water Public Financing Authority[1]	5.700		10/01/2021	10/01/2009	B	50,302
10,000	Needles, CA Public Utility Authority[1]	6.350		02/01/2012	08/01/2009	B	10,002
190,000	Needles, CA Public Utility Authority[1]	6.650		02/01/2032	02/11/2028	A	162,118
40,000	New Haven, CA Unified School District	5.250	[2]	08/01/2018	08/01/2018		24,906
15,000	Northern CA Power Agency (Hydroelectric)[1]	5.000		07/01/2018	01/01/2010	B	15,108
2,465,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/18/2011	C	1,945,674
35,000	Novato, CA GO1	5.000		08/01/2012	08/01/2009	B	35,104
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900		06/01/2014	06/01/2014		29,363
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000		06/01/2019	06/01/2019		9,200
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100		06/01/2027	03/29/2024	A	41,194
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800		09/02/2013	09/02/2009	B	25,005
F18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500%	09/02/2016	09/15/2015	A	$14,995
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375	09/02/2012	09/02/2009	B	10,005
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	03/02/2011	B	20,278
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	01/08/2021	A	53,131
1,415,000	Oxnard, CA Harbor District[1]	5.550	08/01/2013	08/01/2009	B	1,415,368
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/10/2025	A	19,294
40,000	Oxnard, CA School District COP[1]	5.550	08/01/2021	08/01/2009	B	40,000
20,000	Oxnard, CA School District, Series A1	5.250	08/01/2027	08/01/2009	B	20,356
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	04/13/2026	A	8,100
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000	07/01/2018	08/09/2016	A	215,310
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/09/2033	A	81,325
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/01/2011	B	505,345
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	09/02/2024		89,949
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	09/02/2025		89,430
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	09/02/2018		44,714
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	06/01/2012		24,668
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	01/28/2029	A	222,984
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	10/14/2021	A	48,809
165,000	Perris, CA Public Financing Authority[1]	7.875	09/01/2025	06/09/2019	A	163,870
20,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	09/30/2030	A	15,482
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	12/19/2018	A	9,047
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2011	B	504,930
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	10/18/2023	A	52,748
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/10/2029	A	8,182
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/27/2028	A	16,364
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	09/02/2015		48,348
F19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000%	09/02/2024	02/03/2020	A	$111,556
4,350,000	Placentia, CA Redevel. Agency Tax Allocation[1]	7.750	02/01/2014	08/01/2011	B	4,372,446
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	10/16/2024	A	8,678
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	5.700	09/01/2013	09/01/2010	B	4,945
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2019		4,700
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/29/2024	A	8,169
50,000	Pomona, CA Unified School District[1]	5.100	08/01/2028	08/01/2009	B	50,847
100,000	Port of Oakland, CA1	5.700	11/01/2019	11/01/2019		99,898
515,000	Port of Oakland, CA1	5.750	11/01/2021	11/01/2021		505,287
2,975,000	Port of Oakland, CA1	5.875	11/01/2017	05/01/2010	B	2,992,910
100,000	Port Redwood City, CA GO1	5.400	06/01/2019	01/24/2017	A	98,273
775,000	Poway, CA Community Facilities District (Parkway Business Center)[1]	6.750	08/15/2015	11/15/2009	B	783,455
20,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	11/01/2009	B	20,010
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	A	22,749
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	09/01/2018		23,391
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/24/2029	A	28,048
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	05/02/2018	A	8,873
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/02/2022	A	15,729
30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2022	03/28/2021	A	25,635
35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2020	03/11/2020	A	33,374
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assesment District 1993-1)[1]	7.000	09/02/2013	09/02/2013		54,870
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	A	7,551
50,000	Reedley, CA COP (Sierra View Homes)[1]	5.850	03/01/2021	09/01/2009	B	50,126
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	09/01/2016		44,141
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2017		21,644
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		55,360
F20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200%	09/01/2019	09/01/2019		$83,766
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		82,305
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2021	09/01/2021		40,185
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/21/2024	A	65,064
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/23/2032	A	73,261
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	09/01/2012		242,398
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	A	11,782
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	09/01/2013		141,923
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	09/01/2014		199,561
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	09/01/2015		352,098
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	09/01/2016		201,719
1,255,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.500	09/01/2020	03/27/2019	A	1,057,764
370,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.150	09/01/2010	09/01/2010		369,023
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		197,420
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		205,743
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		411,751
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450	09/01/2014	09/01/2014		423,693
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500	09/01/2015	09/01/2015		441,826
80,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	09/01/2009	B	80,075
505,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	05/04/2015	A	452,980
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/17/2027	A	163,658
10,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	09/02/2009	B	10,019
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2013	B	10,010
F21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$100,000	Riverside, CA Unified School District[1]	5.350%		09/01/2024	03/04/2024	A	$81,730
90,000	Riverside, CA Unified School District[1]	5.450		09/01/2025	10/10/2023	A	73,729
100,000	Riverside, CA Unified School District[1]	5.500		09/01/2034	10/10/2032	A	75,227
80,000	Riverside, CA Unified School District[1]	5.700		09/01/2034	01/01/2031	A	62,345
10,000	Riverside, CA Unified School District[1]	6.000		09/01/2029	05/25/2023	A	8,487
25,000	Romoland, CA School District Special Tax[1]	6.000		09/01/2033	11/10/2029	A	18,788
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	06/04/2031	A	39,497
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	09/27/2026	A	39,497
525,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2011	02/15/2011		524,008
45,000	Roseville, CA Special Tax (North Central Community District)[1]	5.800		09/01/2017	01/15/2014	A	44,216
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300		09/01/2012	09/01/2012		9,181
25,000	Sacramento County, CA COP[1]	5.375		02/01/2019	11/06/2015	A	24,947
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000		02/01/2033	08/01/2012	B	1,014,480
20,000	Sacramento County, CA Sanitation District Financing Authority[1]	5.600		12/01/2017	12/01/2009	B	20,072
25,000	Sacramento, CA City Financing Authority[1]	5.250		05/01/2015	11/01/2009	B	25,287
375,000	Sacramento, CA Cogeneration Authority[1]	5.200		07/01/2021	07/12/2020	A	373,174
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500		09/02/2016	09/02/2009	B	10,009
55,000	Sacramento, CA Municipal Utility District[1]	5.750		11/15/2009	11/15/2009		55,662
5,000	Sacramento, CA Municipal Utility District[1]	8.000		11/15/2010	11/15/2009	B	5,026
70,000	Sacramento, CA Special Tax[1]	5.700		12/01/2020	09/15/2017	A	67,400
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300		09/01/2026	12/31/2023	A	26,340
10,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	09/01/2009	B	10,034
5,000	Saddleback Valley, CA Unified School District[1]	7.200		12/01/2011	12/01/2009	B	5,021
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250		09/01/2028	09/01/2009	B	95,011
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	09/02/2013		95,957
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2013		48,672
30,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2010	11/01/2009	B	30,108
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	11/01/2009	B	120,240
260,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/01/2031		70,073
F22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$835,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000%	08/01/2026	02/04/2026	A	$725,081
700,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000	08/01/2028	05/18/2027	A	646,639
85,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250	08/01/2016	08/01/2009	B	85,083
125,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2019	02/04/2019	A	124,715
25,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2019	08/01/2010	B	25,014
40,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2022	08/01/2009	B	40,008
305,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2024	02/05/2024	A	284,062
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700	12/20/2041	11/20/2016	B	64,138
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	12/01/2009	B	110,033
25,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	07/28/2018	B	25,010
75,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	01/01/2010	B	75,098
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	07/06/2023	A	137,810
685,000	San Bernardino, CA Mountains Community Hospital District COP[6]	5.000	02/01/2017	03/07/2015	A	550,904
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875	07/01/2025	12/17/2018	A	27,716
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2018	08/15/2010	B	95,580
50,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.500	11/01/2009	11/01/2009		50,081
320,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	11/01/2009	B	320,445
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	11/01/2009	B	25,089
35,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.800	11/01/2016	11/01/2009	B	35,068
105,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2019	11/01/2009	B	105,155
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2020	11/01/2009	B	25,033
F23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$155,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800%	09/01/2015	09/01/2009	B	$155,298
30,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	11/15/2009	B	30,005
115,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2028	07/01/2010	B	115,312
55,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2017	05/01/2017		54,256
270,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2019	11/04/2018	A	261,536
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	05/01/2021		68,074
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	05/01/2022		266,239
130,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	11/23/2021	A	121,749
78,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	05/14/2024	A	74,235
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2021		28,691
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		174,871
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	B	25,303
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	01/01/2010	B	10,019
260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	01/13/2016	A	258,960
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	01/01/2021		38,730
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		46,645
25,000	San Francisco, CA City & County COP (2789 25th Street Property)[1]	5.000	09/01/2013	09/01/2009	B	25,062
20,000	San Francisco, CA City & County COP (77th Street Property)[1]	5.300	09/01/2022	09/01/2009	B	20,038
90,000	San Francisco, CA City & County COP (San Bruno Jail)[1]	5.250	10/01/2026	10/01/2010	B	90,408
50,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.000	04/01/2015	10/01/2009	B	50,135
70,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.300	04/01/2011	10/01/2009	B	70,215
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	01/16/2021	A	44,706
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	12/01/2009	B	25,056
F24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$115,000	San Francisco, CA City & County Redevel. Agency[1]	6.750%	07/01/2025	01/01/2010	B	$115,208
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	09/01/2009	B	90,043
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/23/2021	A	20,886
775,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		540,539
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	09/02/2016		18,364
25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	09/02/2018		22,346
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		83,773
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		53,156
275,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	07/15/2017	B	278,545
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	10/11/2012	A	23,427
275,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	03/01/2012	B	277,635
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	08/01/2009	B	10,004
45,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	08/01/2009	B	45,134
20,000	San Jose, CA Unified School District COP[1]	5.000	06/01/2016	12/01/2009	B	20,051
35,000	San Jose, CA Unified School District COP[1]	5.125	06/01/2022	12/01/2009	B	35,058
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	09/01/2010	B	200,134
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	05/09/2021	A	34,594
1,045,000	San Marcos, CA Special Tax[1]	5.900	09/01/2028	05/02/2026	A	843,733
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	08/13/2027	A	20,000
15,000	San Rafael, CA Joint Powers Financing Authority[1]	6.000	09/02/2011	09/02/2009	B	15,000
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2014	B	81,061
25,000	Santa Clara, CA Unified School District[1]	5.000	08/01/2022	08/01/2009	B	25,217
50,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	B	50,604
5,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2009	B	5,124
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2011	B	20,197
45,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250	09/01/2029	03/29/2026	A	44,290
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	05/13/2018	A	24,933
30,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	02/22/2021	A	24,993
175,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)[1]	5.700	09/02/2019	05/01/2017	A	153,549
F25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700%	09/02/2022	12/09/2019	A	$18,577
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)[1]	5.750	09/02/2020	11/22/2017	A	34,640
50,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/26/2028	A	38,043
935,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375	09/01/2030	08/14/2022	A	801,136
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	04/25/2026	A	101,527
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	08/15/2009	B	16,047
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		104,788
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2017		89,247
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		86,154
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		86,561
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		85,081
75,000	Solana Beach, CA Community Facilities District[1]	5.200	09/01/2009	09/01/2009		75,020
80,000	Solana Beach, CA Community Facilities District[1]	5.300	09/01/2010	09/01/2010		79,920
2,265,000	South Bayside, CA Waste Management Authority[1]	5.750	03/01/2020	03/01/2011	B	2,297,910
1,515,000	Southern CA Public Power Authority[1]	5.000	11/01/2012	11/01/2012		1,581,221
1,400,000	Southern CA Public Power Authority[1]	5.000	11/01/2013	11/01/2013		1,465,170
20,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	01/01/2010	B	20,022
2,700,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	10/14/2012	C	2,134,161
1,935,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	11/25/2020	A	1,168,566
50,000	Stockton, CA Community Facilities District[1]	5.550	08/01/2014	02/24/2013	A	48,060
25,000	Stockton, CA Community Facilities District[1]	6.750	08/01/2010	08/01/2009	B	25,188
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	04/19/2017	A	26,691
25,000	Stockton, CA Improvement Bond Act 1915 (Weber/Sperry)[1]	5.650	09/02/2013	12/01/2009	A	24,998
50,000	Susanville, CA COP[6]	5.750	05/01/2011	05/01/2011		49,925
135,000	Susanville, CA COP[6]	6.000	05/01/2011	05/01/2010	B	135,147
5,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	09/01/2009	B	5,009
25,000	Sweetwater, CA Authority[1]	5.250	04/01/2010	10/05/2009	C	25,411
F26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$100,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050%	01/01/2017	01/01/2010	B	$100,100
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	05/09/2026	A	13,081
735,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200	09/01/2030	08/19/2023	A	640,979
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/14/2031	A	23,645
830,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.350	09/01/2009	09/01/2009		826,448
865,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.500	09/01/2010	09/01/2010		815,833
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		805,758
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	04/27/2016	A	19,971
885,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2009	B	887,558
4,925,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2009	B	4,927,266
50,000	Tracy, CA Community Facilities District[1]	5.400	09/01/2015	09/01/2015		46,245
50,000	Tracy, CA Community Facilities District[1]	6.100	09/01/2015	09/01/2015		48,144
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/01/2020		9,217
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	05/07/2030	A	19,950
100,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	05/31/2025	A	81,330
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/01/2017		28,391
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	08/16/2019	A	28,628
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	05/15/2019	A	67,265
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/25/2033	A	22,132
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/06/2026	A	60,659
20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100	09/01/2033	10/31/2031	A	15,624
25,000	Turlock, CA Irrigation District, Series A1	5.000	01/01/2026	04/25/2022	A	24,999
210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	02/09/2021	A	170,558
185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000	01/01/2018	01/01/2010	B	185,033
F27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850%	09/02/2016	07/01/2012	A	$18,683
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	09/02/2013		10,037
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	11/16/2019	A	190,700
145,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	B	146,592
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/24/2031	A	228,894
30,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	03/24/2016	A	29,676
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2017		36,921
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/02/2024	A	24,425
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	06/24/2031	A	30,656
20,000	Vallejo, CA Unified School District[1]	5.250	08/01/2016	08/01/2010	B	20,066
80,000	Vallejo, CA Unified School District[1]	5.400	08/01/2024	08/01/2009	B	80,256
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		8,557
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	A	16,176
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2019		21,964
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	06/15/2019	A	1,701,831
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	A	104,225
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2009	B	60,021
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2009	B	5,009
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2010	09/02/2009	B	15,489
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	09/02/2009	B	15,476
25,000	West Contra Costa, CA Unified School District	5.000	08/01/2023	08/01/2010	B	25,138
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2009	B	100,037
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/29/2026	A	14,729
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		8,446
15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2039	05/18/2035	A	10,438
105,000	West Patterson, CA Financing Authority Special Tax[1]	6.600	09/01/2033	12/17/2030	A	81,399
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/26/2028	A	19,696
F28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$5,000	West Patterson, CA Financing Authority Special Tax[1]	6.750%	09/01/2035	09/01/2017	A	$3,927
115,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2036	03/22/2027	A	90,074
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		8,176
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	A	48,873
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	11/01/2015	C	5,150
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	09/01/2009	B	238,265
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	11/30/2018	A	44,943
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875	09/01/2033	08/17/2029	A	7,577
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	08/11/2027	A	41,674
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	09/02/2009	B	25,749
30,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2009	B	30,028
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/25/2022	A	65,197
50,000	Yuba City, CA Unified School District COP[1]	4.900	02/01/2011	08/01/2009	B	50,105
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	08/01/2009	B	30,005
25,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000	05/01/2030	07/06/2025	A	20,617
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	01/23/2021	A	24,216

						211,271,320

U.S. Possessions—7.7%
600,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	11/19/2021	A	558,402
55,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	05/15/2014	A	48,434
360,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	A	318,431
300,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2035	07/01/2010	D	301,776
110,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	12/01/2009	B	110,735
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	B	4,404,048
915,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500	07/01/2012	01/28/2011	A	907,424
F29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625%	07/01/2013	07/01/2010	B	$526,292
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	10/01/2010	B	135,126
75,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	10/01/2010	B	75,014
1,000,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	01/01/2010	B	1,001,920
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	06/01/2014	B	969,224
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	B	2,710,708
1,550,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	1,575,916
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	2,567,550
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2024		225,705
160,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2022	01/09/2021	A	151,354

						16,588,059

Total Municipal Bonds and Notes (Cost $247,178,539)						227,859,379

Short-Term Notes—0.3%

750,000	CA Commercial Paper (Cost $750,000)	8.250	08/05/2009			750,000
Total Investments, at Value (Cost $247,928,539)—105.5%						228,609,379
Liabilities in Excess of Other Assets—(5.5)						(11,934,488)

Net Assets—100.0%						$216,674,891

Footnotes to Statement of Investments
*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.	Optional call date; corresponds to the most conservative yield calculation.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Illiquid security. The aggregate value of illiquid securities as of July 31, 2009 was $748,020, which represents 0.35% of the Fund’s net assets. See Note 5 of accompanying Notes.
F30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$211,271,320	$—	$211,271,320
U.S. Possessions	—	16,588,059	—	16,588,059
Short-Term Notes	—	750,000	—	750,000

Total Assets	$—	$228,609,379	$—	$228,609,379

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clava and the City of Redding
OCTC	Olive Crest Treatment Centers
SCADP	Southern California Alcohol & Drug Programs
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2009

Assets
Investments, at value (cost $247,928,539)—see accompanying statement of investments	$228,609,379
Cash	579,221

Receivables and other assets:
Investments sold (including $3,254,040 sold on a when-issued or delayed delivery basis)	5,192,474
Interest	4,241,305
Shares of beneficial interest sold	1,131,761
Other	241,936

Total assets	239,996,076

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	19,500,000
Payable for short-term floating rate notes issued (See Note 1)	2,957,000
Shares of beneficial interest redeemed	430,212
Investments purchased	108,096
Dividends	85,916
Distribution and service plan fees	45,901
Trustees’ compensation	27,261
Shareholder communications	24,265
Interest expense on borrowings	19,976
Transfer and shareholder servicing agent fees	7,610
Other	114,948

Total liabilities	23,321,185

Net Assets	$216,674,891

Composition of Net Assets
Par value of shares of beneficial interest	$67,733
Additional paid-in capital	248,448,252
Accumulated net investment income	1,375,650
Accumulated net realized loss on investments	(13,897,584)
Net unrealized depreciation on investments	(19,319,160)

Net Assets	$216,674,891

F32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $154,286,823 and 48,200,588 shares of beneficial interest outstanding)	$3.20
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.32

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,977,318 and 604,031 shares of beneficial interest outstanding)	$3.27

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,410,750 and 18,928,736 shares of beneficial interest outstanding)	$3.19
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 31, 2009

Investment Income
Interest	$16,358,963
Other income	96

Total investment income	16,359,059

Expenses
Management fees	1,164,595
Distribution and service plan fees:
Class A	444,860
Class B	19,492
Class C	665,076
Transfer and shareholder servicing agent fees:
Class A	53,775
Class B	2,948
Class C	34,520
Shareholder communications:
Class A	24,829
Class B	2,438
Class C	22,754
Borrowing fees	1,266,529
Interest expense on borrowings	301,932
Interest expense and fees on short-term floating rate notes issued (See Note 1)	77,874
Trustees’ compensation	9,762
Custodian fees and expenses	1,315
Other	97,327

Total expenses	4,190,026
Less reduction to custodian expenses	(1,086)

Net expenses	4,188,940

Net Investment Income	12,170,119

Realized and Unrealized Loss

Net realized loss on investments	(13,066,610)
Net change in unrealized depreciation on investments	(4,440,327)

Net Decrease in Net Assets Resulting from Operations	$(5,336,818)

See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2009	2008

Operations
Net investment income	$12,170,119	$12,594,357
Net realized loss	(13,066,610)	(579,392)
Net change in unrealized depreciation	(4,440,327)	(17,182,405)

Net decrease in net assets resulting from operations	(5,336,818)	(5,167,440)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,566,851)	(9,692,459)
Class B	(71,382)	(67,103)
Class C	(2,636,688)	(2,491,188)

	(11,274,921)	(12,250,750)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(61,474,344)	33,320,429
Class B	34,482	11,952
Class C	(12,990,580)	22,596,910

	(74,430,442)	55,929,291

Net Assets
Total increase (decrease)	(91,042,181)	38,511,101
Beginning of period	307,717,072	269,205,971

End of period (including accumulated net investment income of $1,375,650 and $427,605, respectively)	$216,674,891	$307,717,072

See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended July 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(5,336,818)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(57,036,412)
Proceeds from disposition of investment securities	112,392,455
Short-term investment securities, net	7,577,114
Premium amortization	776,212
Discount accretion	(1,372,515)
Net realized loss on investments	13,066,610
Net change in unrealized depreciation on investments	4,440,327
Decrease in interest receivable	304,711
Increase in receivable for securities sold	(3,508,031)
Increase in other assets	(215,903)
Increase in payable for securities purchased	97,880
Increase in payable for accrued expenses	63,089

Net cash provided by operating activities	71,248,719

Cash Flows from Financing Activities

Proceeds from bank borrowings	256,000,000
Payments on bank borrowings	(237,800,000)
Payments on short-term floating rate notes issued	(2,203,000)
Proceeds from shares sold	79,979,145
Payments on shares redeemed	(163,379,716)
Cash distributions paid	(3,710,751)

Net cash used in financing activities	(71,114,322)
Net increase in cash	134,397
Cash, beginning balance	444,824

Cash, ending balance	$579,221

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $7,756,853.
Cash paid for interest on bank borrowings—$289,640.
Cash paid for interest on short-term floating rate notes issued—$77,874.
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.34	$3.55	$3.52	$3.56	$3.30

Income (loss) from investment operations:
Net investment income[1]	.16	.15	.15	.15	.16
Net realized and unrealized gain (loss)	(.15)	(.22)	.02	(.03)	.25

Total from investment operations	.01	(.07)	.17	.12	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.14)	(.14)	(.16)	(.15)

Net asset value, end of period	$3.20	$3.34	$3.55	$3.52	$3.56

Total Return, at Net Asset Value[2]	0.51%	(1.85)%	4.99%	3.32%	12.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,287	$228,159	$208,041	$161,562	$44,554

Average net assets (in thousands)	$180,705	$229,325	$186,689	$105,009	$21,877

Ratios to average net assets:[3]
Net investment income	5.10%	4.36%	4.10%	4.19%	4.76%
Expenses excluding interest and fees on short-term floating rate notes issued	1.43%	0.89%	1.04%	1.42%	1.66%
Interest and fees on short-term floating rate notes issued	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	1.46%	1.04%	1.28%	1.42%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.03%	1.08%	0.80%	0.80%

Portfolio turnover rate	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.62	$3.59	$3.63	$3.36

Income (loss) from investment operations:
Net investment income[1]	.13	.12	.12	.13	.14
Net realized and unrealized gain (loss)	(.15)	(.22)	.02	(.04)	.26

Total from investment operations	(.02)	(.10)	.14	.09	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.11)	(.11)	(.13)	(.13)

Net asset value, end of period	$3.27	$3.41	$3.62	$3.59	$3.63

Total Return, at Net Asset Value[2]	(0.50)%	(2.69)%	4.05%	2.49%	12.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,977	$2,028	$2,136	$2,517	$1,295

Average net assets (in thousands)	$1,951	$2,068	$2,276	$1,980	$836

Ratios to average net assets:[3]
Net investment income	4.14%	3.46%	3.34%	3.49%	4.11%
Expenses excluding interest and fees on short-term floating rate notes issued	2.45%	1.77%	1.94%	2.30%	2.86%
Interest and fees on short-term floating rate notes issued	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	2.48%	1.92%	2.18%	2.30%	2.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.48%	1.91%	1.89%	1.55%	1.55%

Portfolio turnover rate	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class C Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.54	$3.51	$3.56	$3.30

Income (loss) from investment operations:
Net investment income[1]	.13	.12	.12	.12	.14
Net realized and unrealized gain (loss)	(.15)	(.21)	.03	(.04)	.25

Total from investment operations	(.02)	(.09)	.15	.08	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.12)	(.13)	(.13)

Net asset value, end of period	$3.19	$3.33	$3.54	$3.51	$3.56

Total Return, at Net Asset Value[2]	(0.29)%	(2.59)%	4.25%	2.30%	12.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,411	$77,530	$59,029	$51,659	$21,589

Average net assets (in thousands)	$66,544	$71,291	$55,357	$39,346	$9,836

Ratios to average net assets:[3]
Net investment income	4.31%	3.58%	3.34%	3.46%	3.98%
Expenses excluding interest and fees on short-term floating rate notes issued	2.23%	1.67%	1.84%	2.21%	2.55%
Interest and fees on short-term floating rate notes issued	0.03%[4]	0.15%[4]	0.24%[4]	—	—

Total expenses	2.26%	1.82%	2.08%	2.21%	2.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.26%	1.81%	1.86%	1.55%	1.55%

Portfolio turnover rate	31%	41%	17%	33%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
F40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed
F41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Sold securities	$3,254,040
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $2,957,000 as of July 31, 2009, which represents 1.23% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the
F42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 31, 2009, municipal bond holdings with a value of $5,836,382 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $2,957,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At July 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater	Rate[1]	Date	Value

$2,953,000	CA Austin Trust Various States Inverse Certificates	8.406%	2/1/42	$2,879,382

1.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of July 31, 2009 is as follows:

Cost	$416,025
Market Value	$342,134
Market Value as a % of Net Assets	0.16%
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each
F43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

			Net Unrealized
			Depreciation
			Based on Cost
			of Securities and
			Other Investments
Undistributed Net	Undistributed	Accumulated Loss	for Federal Income Tax
Investment Income	Long-Term Gain	Carryforward1,2,3,4,	Purposes

$1,534,695	$—	$13,907,221	$19,309,523

1.	As of July 31, 2009, the Fund had $2,704,988 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2009, details of the capital loss carryforwards were as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882

Total	$2,704,988

2.	As of July 31, 2009, the Fund had $11,202,233 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Accordingly, the following amounts have been reclassified for July 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

Increase	Increase
to Accumulated	to Accumulated Net
Net Investment	Realized Loss
Income	on Investments

$ 52,847	$52,847
The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

Distributions paid from:
Exempt-interest dividends	$11,194,391	$12,235,981
Ordinary income	80,530	14,769

Total	$11,274,921	$12,250,750

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$244,963,479

Gross unrealized appreciation	$2,213,188
Gross unrealized depreciation	(21,522,711)

Net unrealized depreciation	$(19,309,523)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$2,473
Payments Made to Retired Trustees	1,806
Accumulated Liability as of July 31, 2009	18,697
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount
F45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and
F46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	18,786,079	$58,922,256	48,479,554	$167,086,390
Dividends and/or distributions reinvested	1,960,920	6,100,545	1,875,204	6,422,486
Redeemed	(40,813,443)	(126,497,145)	(40,750,692)	(140,188,447)

Net increase (decrease)	(20,066,444)	$(61,474,344)	9,604,066	$33,320,429

Class B
Sold	237,105	$755,066	245,171	$861,459
Dividends and/or distributions reinvested	15,001	47,599	14,350	50,271
Redeemed	(242,227)	(768,183)	(255,544)	(899,778)

Net increase	9,879	$34,482	3,977	$11,952

Class C
Sold	6,738,269	$21,032,781	13,224,730	$45,354,132
Dividends and/or distributions reinvested	519,303	1,608,709	444,053	1,516,895
Redeemed	(11,594,041)	(35,632,070)	(7,087,050)	(24,274,117)

Net increase (decrease)	(4,336,469)	$(12,990,580)	6,581,733	$22,596,910

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$57,036,412	$112,392,455
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
F47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2009, the Fund paid $91,487 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class C	$900,444
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$37,870	$58,964	$6,795	$24,863
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.437% as of July 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to
F49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 31, 2009 equal 0.63% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of July 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.437%. Details of the borrowings for the year ended July 31, 2009 are as follows:

Average Daily Loan Balance	$21,619,452
Average Daily Interest Rate	1.844%
Fees Paid	$1,436,221
Interest Paid	$289,640
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor — excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders
of Oppenheimer Limited Term California Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2005 were audited by another independent registered public accounting firm, whose report dated August 30, 2005 expressed an unqualified opinion thereon.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2009
F52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 31, 2009 are eligible for the corporate dividend-received deduction. 99.29% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff.
30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California short/intermediate debt funds and “other states” short/intermediate debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager
31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios
Fund, Length of Service, Age	in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 60 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2005) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 60 portfolios in the OppenheimerFunds complex.
34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios
Fund, Length of Service, Age	in the Fund Complex Currently Overseen
Phillip A. Griffiths, Trustee (since 2005) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 60 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2005) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 60 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2005) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 60 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2008) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 60 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2004) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 60 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2004) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 60 portfolios in the OppenheimerFunds complex.
35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios
Fund, Length of Service, Age	in the Fund Complex Currently Overseen
INTERESTED TRUSTEE	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Trustee” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Trustee (since 1989) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 60 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2004) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios
Fund, Length of Service, Age	in the Fund Complex Currently Overseen
Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 45	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2004) Age: 37	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 36	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-July 2009). Portfolio Manager of the Manager (2002-2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 33	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 33	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 51	Director (since 2003) and head of the Rochester Credit Analysis team (since 1993). Vice President of the Manager (since 1997). An officer of the Fund and other Oppenheimer Funds.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios
Fund, Length of Service, Age	in the Fund Complex Currently Overseen
Robert G. Zack, Secretary (since 2004) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $39,900 in fiscal 2009 and $39,900 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,632 in fiscal 2009 and $1,342 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: agreed upon procedures, internal control reviews and professional services for FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,224 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years. to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Preparation and review of tax returns.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $281,396 in fiscal 2009 and $251,342 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	09/11/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	09/11/2009